STOCK-BASED COMPENSATION - ESPP (Details) - Employee Stock	12 Months Ended
Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price percentage	85.00%
Discount percentage	15.00%
Maximum purchase amount | $	$ 25,000
Total number of shares (in shares)	1,800,000
Number of additional shares allowed (in shares)	3,600,000
Percentage of outstanding stock maximum	5.00%
Shares issued (in shares)	0